COMMITMENTS AND CONTINGENCIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 states	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Multistate Examination, Senior Health and Bankers Life [Member]	Dec. 31, 2011 Regulatory Settlement For Certain Lifetrend Life Insurance Products [Member]	Oct. 31, 2008 Regulatory Settlement For Certain Lifetrend Life Insurance Products [Member] holders	Dec. 31, 2008 CIUL Universal Life Member [Member] holders	Dec. 31, 2011 Minimum [Member] Multistate Examination, Senior Health and Bankers Life [Member] states	Dec. 31, 2011 Former Chief Executive Officers [Member]	Dec. 31, 2010 Former Chief Executive Officers [Member]
Loss Contingencies [Line Items]
Number of States Involved In Multistate Examination								40
Loss Contingency, Maximum Senior Health				$ 2.3
Potential Additional Amount Payable If Improvement Benchmarks Are Not Met				10
Lifetrend Policy Holders That Were Mailed a Notice						12,000
CIUL Universal Life Policy Holders Which Were Mailed a Notice							16,000
Fund Established For Certain Lifetrend Life Insurance Product Owners					10
Assesment To Be Paid To Participating Lifetrend Jurisdictions					1
Percentage of Lifetrend Policy Holders Represented by Jurisdictions That Have Signed Agreement					98.00%
Number of States Participating in Examination of Compliance with Unclaimed Property Laws	31
Loss Contingency, Undiscounted Amount of Insurance-related Assessment Liability	25.2	21.8
Loss Contingency Accrual, Insurance-related Assessment, Premium Tax Offset	19.6	16.2
Loss Contingency, Insurance-related Assessment, Expense Recognized	2.3	2.4	0.3
Deferred Compensation Arrangement with Individual, Recorded Liability									24.8	22.6
Operating Leases and Sponsorship Agreements, Expense	43.5	42.8	42.3
2012	48.9
2013	35.6
2014	28.7
2015	22.9
2016	20.2
Therafter	44.1
Total	$ 200.4